ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenues	$ 48,804	$ 54,335	$ 34,053	[1]
Israel [Member]
Disclosure of geographical areas [line items]
Revenues	43,316	50,500	25,431
Foreign countries [member]
Disclosure of geographical areas [line items]
Revenues	$ 5,488	$ 3,835	$ 8,622

[1]	Reclassified in respect of discontinued operations - see Note 25.